Zevenbergen Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Security	Shares	Value
Common Stocks - 99.4%
Consumer Discretionary - 40.8%(a)
Airbnb, Inc. Class A (a)	13,200	$1,576,872
Amazon.com, Inc. (a)	31,425	5,978,920
e.l.f. Beauty, Inc. (a)	30,890	1,939,583
MercadoLibre, Inc. (a)	4,525	8,827,687
Netflix, Inc. (a)	4,950	4,616,024
On Holding AG - Class A (a)	33,500	1,471,320
Spotify Technology S.A. (a)	5,450	2,997,663
Tesla, Inc. (a)	32,850	8,513,406
The Trade Desk, Inc. - Class A (a)	75,670	4,140,662
Uber Technologies, Inc. (a)	58,960	4,295,826
Wingstop Inc.	7,050	1,590,339
Total Consumer Discretionary		45,948,302

Financials - 1.5%
Ares Management Corporation Class A	5,550	813,686
Clearwater Analytics Holdings, Inc. - Class A (a)	32,000	857,600
Total Financials		1,671,286

Health Care - 8.9%
DexCom, Inc. (a)	25,350	1,731,152
Exact Sciences Corporation (a)	60,000	2,597,400
Natera, Inc. (a)	20,300	2,870,623
Repligen Corporation (a)	4,000	508,960
Veeva Systems Inc. - Class A (a)	10,050	2,327,881
Total Health Care		10,036,016

Industrials - 7.9%
Axon Enterprise, Inc. (a)	14,275	7,507,936
Quanta Services, Inc.	4,000	1,016,720
Symbotic Inc. (a)	22,400	452,704
Total Industrials		8,977,360

Real Estate - 2.3%
Zillow Group, Inc., Class C (a)	37,450	2,567,572
Total Real Estate		2,567,572

Technology - 38.0%(a)
Advanced Micro Devices, Inc. (a)	27,750	2,851,035
Arm Holdings Plc - ADR (a)	10,600	1,131,974
CrowdStrike Holdings, Inc. - Class A (a)	10,350	3,649,203
HubSpot, Inc. (a)	2,100	1,199,709
Meta Platforms, Inc. - Class A	9,750	5,619,510
NVIDIA Corporation	84,750	9,185,205
Palo Alto Networks, Inc. (a)	13,900	2,371,896
Procore Technologies, Inc. (a)	8,100	534,762
Samsara Inc. Class A (a)	23,500	900,755
ServiceNow, Inc. (a)	5,250	4,179,735
Shopify Inc. Class A (a)	77,250	7,375,830
Snowflake Inc. Class A (a)	10,900	1,593,144
Toast, Inc. Class A (a)	66,250	2,197,512
Total Technology		42,790,270

Total Common Stocks (Cost $54,745,640)		111,990,806

Short-Term Investments — 1.0%
First American U.S. Treasury Money Market Fund - Class Z, 4.13% (b)	1,124,868	1,124,868
Total Short-Term Investments (Cost $1,124,868)		1,124,868

Total Investments - 100.4% (Cost $55,870,508)		113,115,674
Liabilities in Excess of Other Assets - (0.4)%		(482,877)
Total Net Assets — 100.0%		112,632,797

ADR - American Depositary Receipt
PLC - Public Limited Company
(a) Non-income producing security.
(b) The rate reported is the annualized seven-day yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Zevenbergen Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$111,990,807	$-	$-	$111,990,807
Money Market Funds	1,124,868	-	-	1,124,868
Total Investments	$113,115,674	$-	$-	$113,115,674

Refer to the Schedule of Investments for further disaggregation of investment categories.